Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

MECHANICS BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

January 10, 2018

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among Mechanics Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2014-4, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), CSC Logic, Inc, a Texas corporation (the “Backup Servicer”) and Deutsche Bank Trust Company Americas, a New York banking corporation (the “Indenture Trustee”), dated as of December 1, 2014 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

    (a)       No Event of Default, Servicer Replacement Event has occurred and is continuing;

    (b)       The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2014-4
Pool ID:	CRAT144
Original Aggregate Note Balance	$325,000,000.00
Collection Period Start Date:	12/01/2017
Collection Period Ending Date:	12/31/2017
Prior Distribution Date:	12/15/2017
Current Distribution Date:	01/16/2018

I.	SUMMARY
		Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor

	Class A-1 Notes	$45,500,000.00	$-	$-	$-	0.000000
	Class A-2 Notes	$91,000,000.00	$-	$-	$-	0.000000
	Class A-3 Notes	$78,000,000.00	$-	$-	$-	0.000000
	Class A-4 Notes	$80,760,000.00	$46,662,401.08	$3,879,026.66	$42,783,374.42	0.529759
	Class B Notes	$18,850,000.00	$18,850,000.00		$18,850,000.00	1.000000
	Class C Notes	$10,890,000.00	$10,890,000.00		$10,890,000.00	1.000000

	Total Note Balance	$325,000,000.00	$76,402,401.08	$3,879,026.66	$72,523,374.42	0.223149

			Beginning Period Balance		Ending Period Balance

	Overcollateralization		$5,200,001.36		$5,200,001.36
	Reserve Account Balance		$812,500.21		$812,500.21
	Net Pool Balance		$81,602,402.44		$77,723,375.78

			Coupon Rate	Beginning Period Balance	Interest Distribution Amount

	Class A-1 Notes		0.25000%	$-	$-
	Class A-2 Notes		0.77000%	$-	$-
	Class A-3 Notes		1.27000%	$-	$-
	Class A-4 Notes		1.84000%	$46,662,401.08	$71,549.01
	Class B Notes		2.57000%	$18,850,000.00	$40,370.42
	Class C Notes		3.56000%	$10,890,000.00	$32,307.00

				$76,402,401.08	$144,226.43

II.	AVAILABLE FUNDS

	Interest Collections		$444,821.12
	Principal Collections		$3,585,175.87
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$110,653.62
	Investment Earnings		$3,527.43
	Reimbursements of Prior Period Liquidation Expenses		$(4,910.00)
	Reimbursements of Prior Period Servicer Advances		$(83,748.55)
	Current Period Servicer Advances		$82,802.73

	Total Collections		$4,138,322.22

	Reserve Account Draw Amount		$-

	Total Available Funds		$4,138,322.22

III.	DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$68,002.00	$68,002.00	$-	$-
	Servicing fees dues to backup servicer		$4,000.00	$4,000.00	$-	$-
	Class A-1 Note Interest		$-	$-	$-	$-
	Class A-2 Note Interest		$-	$-	$-	$-
	Class A-3 Note Interest		$-	$-	$-	$-
	Class A-4 Note Interest		$71,549.01	$71,549.01	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$40,370.42	$40,370.42	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$32,307.00	$32,307.00	$-	$-
	Third Allocation of Principal		$-	$-	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$3,879,026.66	$3,879,026.66	$-	$-
	Accrued and unpaid fees to owner/indenture trustees		$5,020.00	$5,020.00	$-	$-
	Remaining Funds to Certificate Holder		$38,047.13	$38,047.13	$(0.00)	$-

			$4,138,322.22	$4,138,322.22	$(0.00)	$-
	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$-
	Regular Principal Distribution Amount		$3,879,026.66

	Total Allocable Principal		$3,879,026.66

IV.	POOL

	Pool Balance	$77,723,375.78
	Number of Receivables Outstanding	7,096
	Weighted Average Contract Rate	6.74%
	Weighted Average Maturity	32.7

	OVERCOLLATERALIZATION

	Target O/C Amount	$5,200,001.36
	Beginning Period O/C Amount	$5,200,001.36
	Ending Period O/C Amount	$5,200,001.36

	Overcollateralization Amount to Achieve Target	$0.00

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$812,500.21
	Beginning Reserve Account Balance	$812,500.21
	Reserve Account Deposits	$-
	Reserve Account Earnings	$615.87
	Distribute Earnings - Collection Account	$(615.87)
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$812,500.21

VI.	DELINQUENCY & LOSS
				% of Ending Pool
	Delinquency	Number	Amount	Balance

	30 - 59 Days	283	$3,518,448.15	4.527%
	60 - 89 Days	85	$1,082,935.18	1.393%
	90 + Days	48	$613,984.78	0.790%

	Total	416	5,215,368.11	6.710%

	Repossession Inventory	28	$390,278.17

		Current Period	Cumulative

	Losses	$293,850.79	$16,835,677.30
	Recoveries	$(110,653.62)	$(8,203,939.10)

	Net Losses	$183,197.17	$8,631,738.20

	Cumulative Net Loss Percentage		2.66%
	Cumulative Recovery Rate		48.73%

Mechanics Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Nathan J. Duda	January 10, 2018
Nathan J. Duda	Date
EVP, Chief Financial Officer